RISK MANAGEMENT - Disclosure of Maturity Profile for Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	$ 1,889	$ 2,072	$ 2,122	$ 1,679
Trade and other payables	6,896	6,342
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	24,334	7,800
Contingent consideration		32,331
Lease liability	2,254	2,509
Trade and other payables	5,000	3,618
Financial liabilities	31,588	46,258
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	24,334	2,800
Contingent consideration		19,860
Lease liability	542	554
Trade and other payables	5,000	3,328
Financial liabilities	29,876	26,542
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	5,000
Contingent consideration		12,471
Lease liability	490	510
Trade and other payables	0	290
Financial liabilities	490	18,271
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Contingent consideration		0
Lease liability	1,222	1,445
Trade and other payables	0	0
Financial liabilities	$ 1,222	$ 1,445